Concentrations - Schedule of Concentration Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Network Innovations [Member]
Purchases	$ 912,056	$ 1,431,075
Concentration risk percentage	17.50%	30.10%
Garmin [Member]
Purchases	$ 813,875	$ 647,360
Concentration risk percentage	15.60%	13.60%
Globalstar Europe [Member]
Purchases	$ 540,463	$ 568,006
Concentration risk percentage	10.30%	12.00%
Cygnus Telecom [Member]
Purchases	$ 623,736	$ 525,231
Concentration risk percentage	11.90%	11.10%